STOCKHOLDERS’ EQUITY (DEFICIT) (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Expected life (in years)	6 years	10 years	10 years	10 years
Expected volatility	219.30%	227.80%	228.78%
Expected volatility, minimum				224.42%
Expected volatility, maximum				236.78%
Average risk free interest rate	1.54%	1.71%	2.16%
Average risk free interest rate, minimum				1.69%
Average risk free interest rate, maximum				2.02%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Grant date fair value	$ 0.12	$ 0.17	$ .10	$ .31